LVIP Baron Growth Opportunities Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–95.49%
Biotechnology–0.59%
†Alector	49,000	$ 1,182,370
†Denali Therapeutics	132,500	2,320,075
		3,502,445
Building Products–3.27%
†Trex	241,000	19,313,740
		19,313,740
Capital Markets–14.49%
Carlyle Group	270,000	5,845,500
Cohen & Steers	191,000	8,680,950
FactSet Research Systems	50,900	13,268,612
Houlihan Lokey	148,500	7,739,820
Moelis & Co. Class A	151,000	4,243,100
Morningstar	83,580	9,716,175
MSCI	125,000	36,120,000
		85,614,157
Commercial Services & Supplies–0.66%
†BrightView Holdings	352,887	3,902,930
		3,902,930
Diversified Consumer Services–2.81%
†Bright Horizons Family Solutions	160,461	16,367,022
Onespaworld Holding	57,500	233,450
		16,600,472
Diversified Telecommunication Services–2.34%
†Iridium Communications	617,565	13,790,227
		13,790,227
Electronic Equipment, Instruments & Components–0.65%
Littelfuse	28,800	3,842,496
		3,842,496
Entertainment–1.01%
Manchester United Class A	396,063	5,960,748
		5,960,748
Equity Real Estate Investment Trusts–5.89%
Alexander's	9,425	2,600,829
Alexandria Real Estate Equities	57,000	7,812,420
American Assets Trust	63,027	1,575,675
Douglas Emmett	330,000	10,068,300
Gaming and Leisure Properties	460,000	12,746,600
		34,803,824
Food & Staples Retailing–1.01%
†Performance Food Group	241,500	5,969,880
		5,969,880
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–8.26%
†IDEXX Laboratories	121,340	$ 29,393,402
†Neogen	140,000	9,378,600
West Pharmaceutical Services	65,810	10,019,572
		48,791,574
Health Care Technology–0.59%
†Schrodinger	81,000	3,492,720
		3,492,720
Hotels, Restaurants & Leisure–13.36%
Boyd Gaming	172,500	2,487,450
Choice Hotels International	310,000	18,987,500
†Hilton Grand Vacations	19,000	299,630
Marriott Vacations Worldwide	197,003	10,949,427
†Penn National Gaming	775,000	9,803,750
Red Rock Resorts Class A	367,079	3,138,525
Vail Resorts	225,000	33,234,750
		78,901,032
Insurance–9.69%
†Arch Capital Group	688,800	19,603,248
†BRP Group Class A	300,000	3,165,000
Kinsale Capital Group	170,200	17,791,006
Primerica	188,512	16,679,542
		57,238,796
IT Services–4.05%
†Gartner	172,600	17,185,782
†Wix.com	67,000	6,754,940
		23,940,722
Life Sciences Tools & Services–4.46%
†Adaptive Biotechnologies	52,869	1,468,701
Bio-Techne	83,000	15,738,460
†Mettler-Toledo International	13,250	9,149,257
		26,356,418
Machinery–0.30%
Marel HF	459,500	1,785,011
		1,785,011
Pharmaceuticals–1.25%
Dechra Pharmaceuticals	256,600	7,399,682
		7,399,682
Professional Services–8.43%
†CoStar Group	84,800	49,795,408
		49,795,408
Real Estate Management & Development–0.13%
†Forestar Group	75,000	776,250
		776,250
LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–11.13%
†Altair Engineering Class A	72,000	$ 1,908,000
†ANSYS	126,000	29,291,220
†Guidewire Software	131,000	10,389,610
Pegasystems	110,000	7,835,300
SS&C Technologies Holdings	373,000	16,344,860
		65,768,990
Thrifts & Mortgage Finance–0.67%
Essent Group	80,000	2,107,200
†LendingTree	10,040	1,841,236
		3,948,436
Trading Companies & Distributors–0.45%
Air Lease	119,857	2,653,634
		2,653,634
Total Common Stock (Cost $225,536,573)		564,149,592
	Number of Shares	Value (U.S. $)
WARRANT–0.00%
=Onespaworld Holding exp 3/19/24 exercise price USD 0.00	9,999	$ 11,799
Total Warrant (Cost $0)		11,799

MONEY MARKET FUND–4.49%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	26,510,608	26,510,608
Total Money Market Fund (Cost $26,510,608)		26,510,608

TOTAL INVESTMENTS–99.98% (Cost $252,047,181)	590,671,999
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	144,790
NET ASSETS APPLICABLE TO 12,785,454 SHARES OUTSTANDING–100.00%	$590,816,789

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Biotechnology	$3,502,445	$—	$—	$3,502,445
Building Products	19,313,740	—	—	19,313,740
Capital Markets	85,614,157	—	—	85,614,157
Commercial Services & Supplies	3,902,930	—	—	3,902,930
Diversified Consumer Services	16,600,472	—	—	16,600,472
Diversified Telecommunication Services	13,790,227	—	—	13,790,227
Electronic Equipment, Instruments & Components	3,842,496	—	—	3,842,496
Entertainment	5,960,748	—	—	5,960,748
Equity Real Estate Investment Trusts	34,803,824	—	—	34,803,824
Food & Staples Retailing	5,969,880	—	—	5,969,880
Health Care Equipment & Supplies	48,791,574	—	—	48,791,574
Health Care Technology	3,492,720	—	—	3,492,720
Hotels, Restaurants & Leisure	78,901,032	—	—	78,901,032
Insurance	57,238,796	—	—	57,238,796
IT Services	23,940,722	—	—	23,940,722
Life Sciences Tools & Services	26,356,418	—	—	26,356,418
Machinery	—	1,785,011	—	1,785,011
Pharmaceuticals	—	7,399,682	—	7,399,682
Professional Services	49,795,408	—	—	49,795,408
Real Estate Management & Development	776,250	—	—	776,250
Software	65,768,990	—	—	65,768,990
Thrifts & Mortgage Finance	3,948,436	—	—	3,948,436
Trading Companies & Distributors	2,653,634	—	—	2,653,634
Warrant	—	—	11,799	11,799
Money Market Fund	26,510,608	—	—	26,510,608
Total Investments	$581,475,507	$9,184,693	$11,799	$590,671,999
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Baron Growth Opportunities Fund–4